Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000163584 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	3.80%
C000163584 | Alvogen Pharma U.S., Inc._12.985
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163584 | Stats Intermediate Holdings LLC_10.640
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163584 | CMG Media Corp._8.935
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163584 | Banff Merger Sub, Inc._9.005
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163584 | United Airlines, Inc._4.375
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163584 | Pretium Packaging LLC_9.848
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163584 | ADT Security Corp._4.125
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163584 | Panther Escrow Issuer LLC_7.125
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163584 | AlixPartners LLP_7.861
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163584 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163584 | IndustryPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163584 | IndustryExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163584 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163584 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163584 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163584 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163584 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163584 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000163584 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000163584 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000163584 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000163584 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163584 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163584 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163585 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	3.80%
C000163585 | Alvogen Pharma U.S., Inc._12.985
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163585 | Stats Intermediate Holdings LLC_10.640
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163585 | CMG Media Corp._8.935
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163585 | Banff Merger Sub, Inc._9.005
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163585 | United Airlines, Inc._4.375
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163585 | Pretium Packaging LLC_9.848
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163585 | ADT Security Corp._4.125
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163585 | Panther Escrow Issuer LLC_7.125
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163585 | AlixPartners LLP_7.861
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163585 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163585 | IndustryPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163585 | IndustryExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163585 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163585 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163585 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163585 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163585 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163585 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000163585 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000163585 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000163585 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000163585 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163585 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163585 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163587 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	3.80%
C000163587 | Alvogen Pharma U.S., Inc._12.985
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163587 | Stats Intermediate Holdings LLC_10.640
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163587 | CMG Media Corp._8.935
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163587 | Banff Merger Sub, Inc._9.005
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163587 | United Airlines, Inc._4.375
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163587 | Pretium Packaging LLC_9.848
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163587 | ADT Security Corp._4.125
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163587 | Panther Escrow Issuer LLC_7.125
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163587 | AlixPartners LLP_7.861
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163587 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163587 | IndustryPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163587 | IndustryExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163587 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163587 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163587 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163587 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163587 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163587 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000163587 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000163587 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000163587 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000163587 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163587 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163587 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163586 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	3.80%
C000163586 | Alvogen Pharma U.S., Inc._12.985
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163586 | Stats Intermediate Holdings LLC_10.640
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163586 | CMG Media Corp._8.935
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163586 | Banff Merger Sub, Inc._9.005
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163586 | United Airlines, Inc._4.375
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163586 | Pretium Packaging LLC_9.848
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163586 | ADT Security Corp._4.125
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163586 | Panther Escrow Issuer LLC_7.125
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163586 | AlixPartners LLP_7.861
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163586 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163586 | IndustryPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163586 | IndustryExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163586 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163586 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163586 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163586 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163586 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163586 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000163586 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000163586 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000163586 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000163586 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163586 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163586 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163588 | Invesco Senior Loan ETF_
Holdings [Line Items]
Percent of Total Investments	3.80%
C000163588 | Alvogen Pharma U.S., Inc._12.985
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163588 | Stats Intermediate Holdings LLC_10.640
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163588 | CMG Media Corp._8.935
Holdings [Line Items]
Percent of Total Investments	3.20%
C000163588 | Banff Merger Sub, Inc._9.005
Holdings [Line Items]
Percent of Total Investments	2.10%
C000163588 | United Airlines, Inc._4.375
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163588 | Pretium Packaging LLC_9.848
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163588 | ADT Security Corp._4.125
Holdings [Line Items]
Percent of Total Investments	1.80%
C000163588 | Panther Escrow Issuer LLC_7.125
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163588 | AlixPartners LLP_7.861
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163588 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163588 | IndustryPackaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163588 | IndustryExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163588 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163588 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000163588 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000163588 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000163588 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000163588 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000163588 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000163588 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	84.10%
C000163588 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000163588 | AssetExchange-Traded Instruments
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000163588 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000163588 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096903 | Samhallsbyggnadsbolaget i Norden AB_2.250
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096903 | SeaWorld Parks & Entertainment, Inc._5.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096903 | Paratus Energy Services Ltd._9.500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096903 | GEO Group, Inc._10.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096903 | Borr IHC Ltd./Borr Finance LLC_10.375
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096903 | Boyd Gaming Corp._4.750
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096903 | Vector Group Ltd._10.500
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096903 | Euronav Luxembourg SA_6.250
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096903 | Churchill Downs, Inc._6.750
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Upstart Holdings, Inc._0.250
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000096903 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000096903 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000096903 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000096903 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096903 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096903 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000096903 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000096903 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000096903 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000096903 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.20%
C000096903 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096903 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096903 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096903 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096903 | Norway
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096903 | Canada
Holdings [Line Items]
Percent of Total Investments	4.80%
C000096903 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.80%
C000096903 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.90%
C000096903 | United States
Holdings [Line Items]
Percent of Total Investments	72.30%
C000096903 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096903 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000096903 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000096903 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096903 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000096903 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096903 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000096903 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000096904 | Samhallsbyggnadsbolaget i Norden AB_2.250
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096904 | SeaWorld Parks & Entertainment, Inc._5.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096904 | Paratus Energy Services Ltd._9.500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096904 | GEO Group, Inc._10.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096904 | Borr IHC Ltd./Borr Finance LLC_10.375
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096904 | Boyd Gaming Corp._4.750
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096904 | Vector Group Ltd._10.500
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096904 | Euronav Luxembourg SA_6.250
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096904 | Churchill Downs, Inc._6.750
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Upstart Holdings, Inc._0.250
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000096904 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000096904 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000096904 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000096904 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096904 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096904 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000096904 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000096904 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000096904 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000096904 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.20%
C000096904 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096904 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096904 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096904 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096904 | Norway
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096904 | Canada
Holdings [Line Items]
Percent of Total Investments	4.80%
C000096904 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.80%
C000096904 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.90%
C000096904 | United States
Holdings [Line Items]
Percent of Total Investments	72.30%
C000096904 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096904 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000096904 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000096904 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096904 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000096904 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096904 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000096904 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000096907 | Samhallsbyggnadsbolaget i Norden AB_2.250
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096907 | SeaWorld Parks & Entertainment, Inc._5.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096907 | Paratus Energy Services Ltd._9.500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096907 | GEO Group, Inc._10.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096907 | Borr IHC Ltd./Borr Finance LLC_10.375
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096907 | Boyd Gaming Corp._4.750
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096907 | Vector Group Ltd._10.500
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096907 | Euronav Luxembourg SA_6.250
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096907 | Churchill Downs, Inc._6.750
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Upstart Holdings, Inc._0.250
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000096907 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000096907 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000096907 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000096907 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096907 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096907 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000096907 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000096907 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000096907 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000096907 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.20%
C000096907 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096907 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096907 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096907 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096907 | Norway
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096907 | Canada
Holdings [Line Items]
Percent of Total Investments	4.80%
C000096907 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.80%
C000096907 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.90%
C000096907 | United States
Holdings [Line Items]
Percent of Total Investments	72.30%
C000096907 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096907 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000096907 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000096907 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096907 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000096907 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096907 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000096907 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000096905 | Samhallsbyggnadsbolaget i Norden AB_2.250
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096905 | SeaWorld Parks & Entertainment, Inc._5.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096905 | Paratus Energy Services Ltd._9.500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096905 | GEO Group, Inc._10.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096905 | Borr IHC Ltd./Borr Finance LLC_10.375
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096905 | Boyd Gaming Corp._4.750
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096905 | Vector Group Ltd._10.500
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096905 | Euronav Luxembourg SA_6.250
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096905 | Churchill Downs, Inc._6.750
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Upstart Holdings, Inc._0.250
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000096905 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000096905 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000096905 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000096905 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096905 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096905 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000096905 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000096905 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000096905 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000096905 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.20%
C000096905 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096905 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096905 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096905 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096905 | Norway
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096905 | Canada
Holdings [Line Items]
Percent of Total Investments	4.80%
C000096905 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.80%
C000096905 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.90%
C000096905 | United States
Holdings [Line Items]
Percent of Total Investments	72.30%
C000096905 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096905 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000096905 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000096905 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096905 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000096905 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096905 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000096905 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000096906 | Samhallsbyggnadsbolaget i Norden AB_2.250
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096906 | SeaWorld Parks & Entertainment, Inc._5.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096906 | Paratus Energy Services Ltd._9.500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096906 | GEO Group, Inc._10.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096906 | Borr IHC Ltd./Borr Finance LLC_10.375
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096906 | Boyd Gaming Corp._4.750
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096906 | Vector Group Ltd._10.500
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096906 | Euronav Luxembourg SA_6.250
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096906 | Churchill Downs, Inc._6.750
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Upstart Holdings, Inc._0.250
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | IndustryComputers
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000096906 | IndustryHealth Care - Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000096906 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000096906 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000096906 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000096906 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096906 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000096906 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000096906 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000096906 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000096906 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	1.20%
C000096906 | Ireland
Holdings [Line Items]
Percent of Total Investments	1.40%
C000096906 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096906 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.60%
C000096906 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.70%
C000096906 | Norway
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096906 | Canada
Holdings [Line Items]
Percent of Total Investments	4.80%
C000096906 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.80%
C000096906 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.90%
C000096906 | United States
Holdings [Line Items]
Percent of Total Investments	72.30%
C000096906 | AssetBank Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000096906 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000096906 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000096906 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096906 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000096906 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000096906 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000096906 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000114555 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000114555 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114555 | Texas Instruments, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000114555 | Philip Morris International, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114555 | Progressive Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114555 | Air Products & Chemicals, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114555 | BlackRock, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000114555 | Norfolk Southern Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114555 | Lowe's Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114555 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000114555 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114555 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114555 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114555 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114555 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000114555 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000114555 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114555 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000114555 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000114555 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000114555 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000114555 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000114555 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114556 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000114556 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114556 | Texas Instruments, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000114556 | Philip Morris International, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114556 | Progressive Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114556 | Air Products & Chemicals, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114556 | BlackRock, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000114556 | Norfolk Southern Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114556 | Lowe's Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114556 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000114556 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114556 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114556 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114556 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114556 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000114556 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000114556 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114556 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000114556 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000114556 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000114556 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000114556 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000114556 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114559 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000114559 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114559 | Texas Instruments, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000114559 | Philip Morris International, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114559 | Progressive Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114559 | Air Products & Chemicals, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114559 | BlackRock, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000114559 | Norfolk Southern Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114559 | Lowe's Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114559 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000114559 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114559 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114559 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114559 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114559 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000114559 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000114559 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114559 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000114559 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000114559 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000114559 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000114559 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000114559 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114558 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000114558 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114558 | Texas Instruments, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000114558 | Philip Morris International, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114558 | Progressive Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114558 | Air Products & Chemicals, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114558 | BlackRock, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000114558 | Norfolk Southern Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114558 | Lowe's Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114558 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000114558 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114558 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114558 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114558 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114558 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000114558 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000114558 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114558 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000114558 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000114558 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000114558 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000114558 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000114558 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000222816 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000222816 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000222816 | Texas Instruments, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000222816 | Philip Morris International, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222816 | Progressive Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222816 | Air Products & Chemicals, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222816 | BlackRock, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000222816 | Norfolk Southern Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000222816 | Lowe's Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000222816 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000222816 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000222816 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222816 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222816 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222816 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000222816 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000222816 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222816 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000222816 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000222816 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000222816 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000222816 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000222816 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000114557 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000114557 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000114557 | Texas Instruments, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000114557 | Philip Morris International, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114557 | Progressive Corp._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114557 | Air Products & Chemicals, Inc._
Holdings [Line Items]
Percent of Total Investments	4.50%
C000114557 | BlackRock, Inc._
Holdings [Line Items]
Percent of Total Investments	4.30%
C000114557 | Norfolk Southern Corp._
Holdings [Line Items]
Percent of Total Investments	4.00%
C000114557 | Lowe's Cos., Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000114557 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	3.60%
C000114557 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114557 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114557 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114557 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000114557 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000114557 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000114557 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000114557 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000114557 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000114557 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000114557 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000114557 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000114557 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.40%